Financial Income and Expenses (Tables)	12 Months Ended
Jun. 30, 2024
Financial Income and Expenses [Abstract]
Schedule of Financial Income and Expenses
	Notes	2024	2023	2022
Financial income
Interest on marketable securities		29,428	46,776	67,010
Interest on receivable		1,792	3,497	2,730
Monetary variation(i)		61	1,815	-
Foreign exchange variation (ii)		10,603	44,710	31,717
Gain on remeasurement of leases (iii)¹		41,376	2,887	-
Gain on remeasurement of receivables from sale of farms (iv)¹		81,459	36,575	65,111
Realized profit from derivative transactions (v)¹	7	99,909	108,969	73,069
Unrealized profit from derivative transactions (vi)¹	7	48,288	85,262	80,540
		312,916	330,491	320,177
Financial expenses
Marketable securities charges		(1,777)	(2,054)	(2,900)
Bank charges		(3,250)	(3,929)	(1,999)
Interest accrued		(67,220)	(51,526)	(68,044)
Monetary variation (i)		(26)	(140)	(732)
Foreign exchange variation (ii)		(12,340)	(41,354)	(29,096)
Gain on remeasurement of leases (iii)¹		(43,071)	(23,751)	(22,247)
Loss on remeasurement of receivables from sale of farms (iv)¹		(6,686)	(90,034)	(28,702)
Realized loss from derivative financial transactions (v)¹	7	(41,950)	(61,045)	(153,018)
Unrealized loss from derivative financial transactions (vi)¹	7	(130,888)	(50,772)	(66,299)
		(307,208)	(324,605)	(373,037)
Financial (expense) income, net		5,708	5,886	(52,860)
(1)	Amounts from 2023 and 2022 revised to better present the net effect of the financial result from the balances of Leases, Sale of Farms and Derivative Financial Transaction.

Schedule of Net Balances	Net balances are as follows:
	2024	2023	2022
Monetary variations (i)	35	1,675	(732)
Foreign exchange difference (ii)	(1,737)	3,356	2,621
Net on remeasurement of leases (iii)	(1,695)	(20,864)	(22,247)
Net on remeasurement of receivables from sale of farms (iv)	74,773	(53,459)	36,409
Realized profit (loss) from derivative financial instruments (v)	57,959	47,924	(79,949)
Unrealized (loss) profit from Derivative financial instruments (vi)	(82,600)	34,490	14,241